INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Net (Excluding Goodwill) [Table Text Block]
	December 31,	December 31,
	2013	2012
	US$	US$
Software Copyright	2,813,123	2,733,062
Others	33,086	42,736
	2,846,209	2,775,798

Less: Accumulated and amortization	(229,860)	(81,359)
Intangible assets, net	2,616,349	2,694,439

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Annual future amortization expense at December 31 as follows:
US$
2014	143,853
2015	143,853
2016	143,853
2017	143,853
2018	143,853
2019 and thereafter	1,897,084
2,616,349